Income Taxes (Narrative) (Details) - CAD ($)	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Non-refundable investment tax credit carry forwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	$ 5,687,308	$ 5,701,467
Non-capital losses carried forward [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	34,066,000	33,963,000	$ 31,793,000
Net operating losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	1,668,000	1,668,000	1,668,000
Capital losses carried forward [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	$ 2,295,000	$ 2,295,000	$ 2,295,000